Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
Supplement [Text Block]	af_SupplementTextBlock
Aston Funds

(the “Trust”)

ASTON/TAMRO Small Cap Fund (the “Fund”)

Class N Shares and Class I Shares

Supplement dated January 12, 2016 to the Prospectus dated February 28, 2015, as supplemented on March 16, 2015, for Aston Funds (the “Prospectus”) and the Summary Prospectus dated March 2, 2015 for the Fund (together with the Prospectus, the “Prospectuses”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

ADOPTION OF OPERATING EXPENSE LIMITS

Effective January 12, 2016, the investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses, acquired fund fees and expenses, and sub-transfer agency, sub-accounting and shareholder service fees, through February 28, 2017, to the extent that operating expenses exceed 1.35% of the Fund’s average daily net assets with respect to Class N shares and 1.10% of the Fund’s average daily net assets with respect to Class I shares (the “Operating Expense Limit”). Prior to February 28, 2017, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of the Trust. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses, acquired fund fees and expenses, and sub-transfer agency, sub-accounting and shareholder service fees are at or below the Operating Expense Limit during the Recovery Period.

CHANGE IN SUBADVISER AND FUND NAME AND PROPOSED REORGANIZATION OF THE FUND WITH AND INTO AMG GW&K SMALL CAP GROWTH FUND

At a meeting held on January 11, 2016, the Board of Trustees of the Trust approved the appointment of GW&K Investment Management, LLC (“GW&K”) as subadviser to the Fund and the reorganization of the Fund with and into AMG GW&K Small Cap Growth Fund (the “Reorganization”), subject in each case to the approval of shareholders of the Fund. If approved by the shareholders of the Fund, the Reorganization will occur as soon as practicable after shareholder approval is obtained, estimated to be on or about June 1, 2016. Additional information about the Reorganization will be provided in the proxy solicitation materials for the Reorganization, which will be sent at a future date.

Effective as of February 1, 2016 (the “Effective Date”), the Board of Trustees of the Trust appointed GW&K as subadviser to the Fund on an interim basis until the shareholder vote is completed, and the Fund will change its name to ASTON Small Cap Fund. All of the assets of the Fund will be allocated to GW&K as of the Effective Date. The existing subadvisory agreement with TAMRO Capital Partners LLC will be terminated.

There is no change in the Fund’s current investment objective, principal investment strategies or management fees.

ASTON/TAMRO SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock
Aston Funds

(the “Trust”)

ASTON/TAMRO Small Cap Fund (the “Fund”)

Class N Shares and Class I Shares

Supplement dated January 12, 2016 to the Prospectus dated February 28, 2015, as supplemented on March 16, 2015, for Aston Funds (the “Prospectus”) and the Summary Prospectus dated March 2, 2015 for the Fund (together with the Prospectus, the “Prospectuses”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

ADOPTION OF OPERATING EXPENSE LIMITS

Effective January 12, 2016, the investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses, acquired fund fees and expenses, and sub-transfer agency, sub-accounting and shareholder service fees, through February 28, 2017, to the extent that operating expenses exceed 1.35% of the Fund’s average daily net assets with respect to Class N shares and 1.10% of the Fund’s average daily net assets with respect to Class I shares (the “Operating Expense Limit”). Prior to February 28, 2017, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of the Trust. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses, acquired fund fees and expenses, and sub-transfer agency, sub-accounting and shareholder service fees are at or below the Operating Expense Limit during the Recovery Period.

CHANGE IN SUBADVISER AND FUND NAME AND PROPOSED REORGANIZATION OF THE FUND WITH AND INTO AMG GW&K SMALL CAP GROWTH FUND

At a meeting held on January 11, 2016, the Board of Trustees of the Trust approved the appointment of GW&K Investment Management, LLC (“GW&K”) as subadviser to the Fund and the reorganization of the Fund with and into AMG GW&K Small Cap Growth Fund (the “Reorganization”), subject in each case to the approval of shareholders of the Fund. If approved by the shareholders of the Fund, the Reorganization will occur as soon as practicable after shareholder approval is obtained, estimated to be on or about June 1, 2016. Additional information about the Reorganization will be provided in the proxy solicitation materials for the Reorganization, which will be sent at a future date.

Effective as of February 1, 2016 (the “Effective Date”), the Board of Trustees of the Trust appointed GW&K as subadviser to the Fund on an interim basis until the shareholder vote is completed, and the Fund will change its name to ASTON Small Cap Fund. All of the assets of the Fund will be allocated to GW&K as of the Effective Date. The existing subadvisory agreement with TAMRO Capital Partners LLC will be terminated.

There is no change in the Fund’s current investment objective, principal investment strategies or management fees.